LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.54%
INVESTMENT COMPANIES–97.54%
Equity Funds–43.14%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,979,902	$ 125,963,428
LVIP SSGA Large Cap 100 Fund	28,856,081	447,615,532
LVIP SSGA Mid-Cap Index Fund	21,483,160	312,515,536
LVIP SSGA Nasdaq-100 Index Fund	5,011,473	53,818,207
LVIP SSGA S&P 500 Index Fund	59,128,116	1,625,845,820
LVIP SSGA Small-Cap Index Fund	10,590,433	422,229,975
LVIP T. Rowe Price Growth Stock Fund	4,561,718	320,059,232
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,901,568	103,321,925
		3,411,369,655
Fixed Income Funds–26.94%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	16,366,517	176,791,121
LVIP Delaware Bond Fund	54,027,317	757,949,226
LVIP JPMorgan High Yield Fund	19,074,519	214,054,248
LVIP PIMCO Low Duration Bond Fund	2,647,066	26,724,775
LVIP SSGA Bond Index Fund	14,854,578	175,224,608
LVIP SSGA Short-Term Bond Index Fund	2,041,798	21,220,411
LVIP Western Asset Core Bond Fund	72,707,982	758,344,252
		2,130,308,641
Global Equity Fund–1.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	11,402,252	113,805,881
		113,805,881
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,862,961	$ 76,933,793
		76,933,793
International Equity Funds–25.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,124,608	151,130,877
LVIP MFS International Growth Fund	17,466,290	379,821,955
LVIP Mondrian International Value Fund	13,213,660	221,698,785
LVIP SSGA Developed International 150 Fund	25,866,631	224,030,889
LVIP SSGA Emerging Markets 100 Fund	8,610,055	79,410,535
LVIP SSGA Emerging Markets Equity Index Fund	24,406,234	314,547,547
LVIP SSGA International Index Fund	54,765,158	610,741,039
		1,981,381,627
Total Affiliated Investments (Cost $5,336,542,558)		7,713,799,597

UNAFFILIATED INVESTMENT–2.34%
INVESTMENT COMPANY–2.34%
Money Market Fund–2.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	185,495,710	185,495,710
Total Unaffiliated Investment (Cost $185,495,710)		185,495,710

TOTAL INVESTMENTS–99.88% (Cost $5,522,038,268)	7,899,295,307
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	9,149,511
NET ASSETS APPLICABLE TO 514,134,609 SHARES OUTSTANDING–100.00%	$7,908,444,818

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
60	Australian Dollar	$4,340,400	$4,438,788	12/13/21	$—	$(98,388)
114	British Pound	9,600,938	9,804,092	12/13/21	—	(203,154)
163	Euro	23,635,000	24,144,505	12/13/21	—	(509,505)
114	Japanese Yen	12,797,925	12,931,539	12/13/21	—	(133,614)
8	Swedish Krona	1,828,320	1,859,366	12/13/21	—	(31,046)
					—	(975,707)
Equity Contracts:
332	E-mini MSCI Emerging Markets Index	20,676,960	21,619,984	12/17/21	—	(943,024)
163	E-mini Russell 2000 Index	17,936,520	18,303,742	12/17/21	—	(367,222)
525	E-mini S&P 500 Index	112,815,938	117,680,892	12/17/21	—	(4,864,954)
132	E-mini S&P MidCap 400 Index	34,758,240	35,714,649	12/17/21	—	(956,409)
546	Euro STOXX 50 Index	25,601,942	26,261,660	12/17/21	—	(659,718)
105	FTSE 100 Index	10,007,377	9,936,709	12/17/21	70,668	—
73	OMXS 30 Index	1,878,909	1,942,908	10/15/21	—	(63,999)
35	SPI 200 Index	4,613,414	4,678,594	12/16/21	—	(65,180)
75	TOPIX Index	13,683,229	13,828,209	12/9/21	—	(144,980)
					70,668	(8,065,486)
Total Futures Contracts					$70,668	$(9,041,193)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$7,713,799,597	$—	$—	$7,713,799,597
Unaffiliated Investment Company	185,495,710	—	—	185,495,710
Total Investments	$7,899,295,307	$—	$—	$7,899,295,307
Derivatives:
Assets:
Futures Contract	$70,668	$—	$—	$70,668
Liabilities:
Futures Contracts	$(9,041,193)	$—	$—	$(9,041,193)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.54%@
Equity Funds-43.14%@
✧✧LVIP Delaware Mid Cap Value Fund	$78,560,008	$39,617,001	$10,037,196	$296,862	$17,526,753	$125,963,428	2,979,902	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	422,943,116	5,604,840	63,211,873	8,355,167	73,924,282	447,615,532	28,856,081	194,455	—
✧✧LVIP SSGA Mid-Cap Index Fund	320,302,157	13,261,082	64,628,511	16,533,285	27,047,523	312,515,536	21,483,160	3,525,177	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	59,080,928	9,634,456	561,600	3,810,135	53,818,207	5,011,473	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,882,455,932	23,410,472	522,119,710	294,482,811	(52,383,685)	1,625,845,820	59,128,116	22,941,084	—
✧✧LVIP SSGA Small-Cap Index Fund	372,570,828	73,195,693	66,110,740	19,385,852	23,188,342	422,229,975	10,590,433	4,786,716	—
✧✧LVIP T. Rowe Price Growth Stock Fund	366,357,588	17,334,130	95,166,209	37,705,562	(6,171,839)	320,059,232	4,561,718	17,234,465	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	81,982,288	43,298,369	18,438,439	488,827	(4,009,120)	103,321,925	2,901,568	12,515,543	—
Fixed Income Funds-26.94%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	151,246,212	36,695,510	14,477,135	120,680	3,205,854	176,791,121	16,366,517	1,876,679	—
✧✧LVIP Delaware Bond Fund	733,622,962	113,048,923	69,003,055	(3,497,120)	(16,222,484)	757,949,226	54,027,317	9,314,029	—
✧✧LVIP JPMorgan High Yield Fund	207,546,736	14,071,034	19,167,515	143,779	11,460,214	214,054,248	19,074,519	564,243	—
✧✧LVIP PIMCO Low Duration Bond Fund	44,231,531	1,513,534	19,093,057	217,948	(145,181)	26,724,775	2,647,066	—	—
✧✧LVIP SSGA Bond Index Fund	225,525,541	22,763,539	68,026,058	(1,812,402)	(3,226,012)	175,224,608	14,854,578	676,549	—
✧✧LVIP SSGA Short-Term Bond Index Fund	20,224,461	2,988,155	1,916,752	6,607	(82,060)	21,220,411	2,041,798	98,309	—
✧✧LVIP Western Asset Core Bond Fund	735,231,154	116,748,344	69,003,055	(2,143,814)	(22,488,377)	758,344,252	72,707,982	13,573,375	—
Global Equity Fund-1.44%@
✧✧LVIP BlackRock Global Real Estate Fund	115,642,672	4,161,804	22,744,673	3,910,190	12,835,888	113,805,881	11,402,252	3,125,759	—
Global Fixed Income Fund-0.97%@
✧✧LVIP Global Income Fund	75,560,328	14,274,961	7,099,079	(180,258)	(5,622,159)	76,933,793	6,862,961	2,426,160	—
International Equity Funds-25.05%@
✧✧LVIP Loomis Sayles Global Growth Fund	156,932,224	9,454,946	23,988,282	3,425,330	5,306,659	151,130,877	9,124,608	658,913	—
✧✧LVIP MFS International Growth Fund	376,190,750	40,741,929	37,227,732	6,042,077	(5,925,069)	379,821,955	17,466,290	21,071,316	—
✧✧LVIP Mondrian International Value Fund	210,499,293	13,080,330	21,209,197	564,426	18,763,933	221,698,785	13,213,660	1,568,215	—
✧✧LVIP SSGA Developed International 150 Fund	222,357,406	10,284,345	37,714,042	3,336,984	25,766,196	224,030,889	25,866,631	542,672	—
✧✧LVIP SSGA Emerging Markets 100 Fund	81,779,400	7,332,177	16,480,344	1,685,008	5,094,294	79,410,535	8,610,055	900,105	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets Equity Index Fund	$248,335,032	$107,246,740	$27,385,477	$(1,517,280)	$(12,131,468)	$314,547,547	24,406,234	$2,093,638	$—
✧✧LVIP SSGA International Index Fund	647,625,425	9,490,412	93,442,839	19,865,935	27,202,106	610,741,039	54,765,158	1,096,850	—
Total	$7,777,723,044	$798,699,198	$1,397,325,426	$407,978,056	$126,724,725	$7,713,799,597		$120,784,252	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Global Growth Allocation Managed Risk Fund–5